Note 2 - Basis of Preparation	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of Preparation

2.1
Statement of compliance

The Company’s consolidated financial statements, including comparatives, have been prepared in accordance with and using accounting policies in full compliance with the International Financial Reporting Standards (“IFRS”) and International Accounting Standards (“IAS”) issued by the International Accounting Standards Board (“IASB”) and Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s reporting for the year ended
August 31, 2018.

These consolidated financial statements were approved and authorized by the Board of Directors of the Company on
November 27, 2018.

2.2
Basis of presentation

The consolidated financial statements of the Company as at and for the years ended
August 31, 2018
and
2017
comprise of the Company and its subsidiaries (together referred to as the “Company” or “Group”).

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments, which are measured at fair value, as explained in the accounting policies set out in note
3.

2.3
Adoption of new and revised standards and interpretations

New standards and interpretations to be adopted in future

At the date of authorization of these Financial Statements, the IASB and IFRIC has issued the following new and revised standards and interpretations which are not
yet effective for the relevant reporting periods and which the Company has not
early adopted these standards, amendments and interpretations.

•	IFRS
9
Financial Instruments.
IFRS
9
covers the classification and measurement, impairment and hedge accounting of financial assets and financial liabilities and the effective date is for annual periods on or after
January 1, 2018,
with earlier adoption permitted. The Company is assessing the impact of adopting IFRS
9
but does
not
expect it will have a significant impact on its consolidated financial statements. Amendments to IFRS
9
also provide relief from the requirement to restate comparative financial statements for the effect of applying IFRS
9.
Instead, additional transition disclosures will be required to help investors understand the effect that the initial application of IFRS
9
has on the classification and measurement of financial instruments.

•	IFRS
15
Revenue from Contracts with Customers
. In
May 2014,
the IASB issued IFRS
15,
Revenue from Contracts with Customers. IFRS
15
specifies how and when to recognize revenue as well as requires entities to provide users of financial statements with more informative, relevant disclosures. The standard supersedes IAS
18,
Revenue, IAS
11,
Construction Contracts, and a number of revenue-related interpretations. Application of the standard is mandatory for all IFRS reporters and it applies to nearly all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts. IFRS
15
applies to the financial statements for the annual periods beginning on or after
January 1, 2018,
with early adoption permitted. The Company intends to adopt IFRS
15
in its consolidated financial statements for the annual period beginning on
January 1, 2018
and expects
no
impact on its consolidated financial statements.

•	IFRS
16
- In
2016,
the IASB issued IFRS
16,
Leases (“IFRS
16”
), replacing IAS
17,
Leases and related interpretations. The standard introduces a single on-balance sheet recognition and measurement model for lessees, eliminating the distinction between operating and finance leases. Lessors continue to classify leases as finance and operating leases. IFRS
16
becomes effective for annual periods beginning on or after
January 1, 2019,
and is to be applied retrospectively. Early adoption is permitted if IFRS
15,
has been adopted. The Company is assessing the impact of the implementation of IFRS
16
on its consolidated financial statements, but does
not
anticipate that the impact will be significant.